UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/13

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
43	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
New Jersey Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Bond Fund, Inc., covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After more than 30 years of declining interest rates, it appears that the secular bull market in bonds may be over.Yields of U.S. government securities began the reporting period with little room for further declines, making an upward trend more likely in the midst of a sustained economic recovery. Indeed, improvements in housing and labor markets so far in 2013 prompted the Federal Reserve Board (the “Fed”) to signal its intent to back away from its quantitative easing program later this year, a development that sparked heightened bond market volatility during the second quarter. While municipal bonds also are influenced by factors unique to their marketplace, the asset class also was subject to bouts of heightened volatility.

We expect the U.S. economic recovery to accelerate later this year in advance of a multi-year expansion. Pent-up demographic demand could support continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending. In the bond market, the Fed’s widely anticipated shift to a more moderately stimulative monetary policy stance is likely to presage a multi-year, upward drift in interest rates as the relationship between rates and economic conditions normalizes.While these developments may hurt some segments of the bond market, others could respond more favorably.Therefore, as always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus New Jersey Municipal Bond Fund’s Class A shares produced a total return of –3.14%, Class C shares returned –3.42%, Class I shares returned –3.03%, and Class Z shares returned –3.07%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark, achieved a total return of –2.69% for the same period.2

Selling pressure during the last month of the reporting period stemming from investors’ changing interest-rate expectations sent the benchmark’s returns into negative territory for the reporting period overall.The fund produced lower returns than the benchmark, as New Jersey municipal bonds generally underperformed national averages.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.To pursue its goal the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and New Jersey state income taxes.The fund invests at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting.We select municipal bonds for the fund’s portfolio by, using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Selling Pressure Intensified in June

After an extended period of market support resulting, in part, from favorable supply-and-demand dynamics, municipal bonds encountered heightened volatility over the first six months of 2013. Early in the reporting period, the robust investor demand that had characterized much of 2012 failed to rematerialize, sending municipal bond yields higher and prices lower despite a relatively meager supply of newly issued securities, In addition, yields of U.S. Treasury securities generally climbed over the opening months of 2013 in response to improved economic trends, putting additional pressure on municipal bond prices.

In late May, remarks by Federal Reserve Board Chairman Ben Bernanke were widely interpreted as a signal that the central bank might back away from its ongoing quantitative easing program sooner than many had expected.The resulting downward pressure on municipal bond prices caused the benchmark to end the reporting period with mildly negative returns.

Meanwhile, the economic recovery in New Jersey has lagged most of the nation. Although tax revenues have improved, the state has continued to struggle with a heavy debt burden, unfunded pension liabilities, and structural budget deficits. Consequently, New Jersey municipal bonds trailed national market averages during the reporting period.

Fund Strategies Produced Mixed Results

The fund’s relative performance was undermined over the first half of the year by its relatively long average duration, which magnified the adverse effects of rising long-term interest rates. In addition, the fund’s emphasis on revenue bonds over their general obligation counterparts, which had aided relative results in previous reporting periods, proved mildly counterproductive under volatile market conditions in June.

The fund achieved better results from its security selection strategy. Revenue bonds backed by the state’s settlement of litigation with U.S. tobacco companies fared relatively well, as did overweighted exposure to Puerto Rico municipal bonds, which provide income that is exempt from federal and state income taxes for New Jersey residents. The fund also received positive contributions from high-quality escrowed bonds, but the fund held relatively limited exposure to the traditionally defensive subsector.

At times during the reporting period, the fund employed tender option bonds and futures contracts to establish its interest-rate strategies.

Maintaining a Selective Approach

Municipal bonds ended the reporting period with attractive valuations compared to U.S.Treasury securities, suggesting that they may have been punished more severely than is warranted by underlying market fundamentals. Indeed, in our judgment, recent bouts of market volatility have provided compelling opportunities to purchase higher yielding municipal bonds at low prices, which we expect to rise as the relationship between municipal bonds and U.S.Treasury securities normalizes.

Over the longer term, we have been encouraged by improved credit fundamentals for most states. However, many localities continue to face fiscal pressures. Therefore, we intend to maintain a long-term perspective and a research-intensive credit selection process that seeks attractively valued opportunities among fundamentally sound issuers.

July 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus
Corporation which may be terminated after July 1, 2014.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Bond Fund, Inc. from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.15	$7.80	$3.08	$3.42
Ending value (after expenses)	$968.60	$965.80	$969.70	$969.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.26	$8.00	$3.16	$3.51
Ending value (after expenses)	$1,020.58	$1,016.86	$1,021.67	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .63% for
Class I and .70% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—100.2%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—89.4%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	5,500,000		5,519,470
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000		4,727,982
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000		2,080,520
Delaware River and Bay Authority,
Revenue	5.00	1/1/42	1,000,000		1,058,160
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000		3,729,775
Delaware River Port Authority,
Revenue	5.00	1/1/35	3,500,000		3,692,640
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/21	685,000	[a]	509,695
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/26	745,000	[a]	410,316
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/28	2,345,000	[a]	1,140,725
Essex County,
General Improvement GO	5.00	8/1/23	15,200,000		17,194,392
Garden State Preservation Trust,
Revenue (Open Space and
Farmland Preservation Bonds)	5.00	11/1/22	6,245,000		7,446,351
Garden State Preservation Trust,
Revenue (Open Space and
Farmland Preservation Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.75	11/1/28	5,000,000		6,039,450

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County
Capital Program)	5.00	4/1/38	7,000,000		7,284,760
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	1,560,000		1,713,005
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	[a]	1,039,380
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,360,505
Middletown Township Board of
Education, GO	5.00	8/1/25	4,140,000		4,681,305
Middletown Township Board of
Education, GO	5.00	8/1/26	2,935,000		3,291,133
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.00	6/15/28	3,625,000		3,677,236
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Prerefunded)	5.75	6/15/14	2,000,000	[b]	2,105,940
New Jersey Economic Development
Authority, Department of
Human Services Composite
Revenue (Division of
Developmental Disabilities)	6.25	7/1/24	1,240,000		1,242,418
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health Services)	6.10	7/1/17	1,215,000		1,218,596
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of
New Jersey Project)	5.00	6/1/18	1,365,000		1,394,429

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic
Development Authority,
Motor Vehicle Surcharge
Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	[a]	2,623,285
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	[a]	1,933,612
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	[a]	3,141,450
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	[a]	4,527,450
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	[a]	2,166,625
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	[a]	5,081,115
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	[a]	4,150,020
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/18	2,265,000		2,599,382
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	3,765,000		4,392,174
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.50	9/1/24	10,000,000		11,842,700

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000	11,773,000
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	5.25	9/15/29	5,550,000	5,231,486
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.10	6/1/23	3,000,000	3,247,650
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.60	11/1/34	6,600,000	7,099,422
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.70	10/1/39	5,000,000	5,175,500
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000	4,669,372
New Jersey Educational Facilities
Authority, Revenue (Kean
University Issue)	5.00	9/1/21	1,500,000	1,708,365
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)	5.25	7/1/38	2,000,000	2,130,000
New Jersey Educational
Facilities Authority, Revenue
(New Jersey City University
Issue) (Insured; Assured
Guaranty Corp.)	5.00	7/1/35	12,165,000	12,577,150
New Jersey Educational Facilities
Authority, Revenue (New Jersey
Institute of Technology Issue)	5.00	7/1/31	2,000,000	2,108,680
New Jersey Educational Facilities
Authority, Revenue (Princeton
Theological Seminary Issue)	5.00	7/1/29	5,000,000	5,590,650

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (Princeton
University) (Prerefunded)	5.00	7/1/15	120,000	[b]	130,891
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000		1,506,210
New Jersey Educational Facilities
Authority, Revenue (Ramapo
College of New Jersey Issue)	5.00	7/1/42	3,000,000		3,141,780
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	5.00	7/1/19	1,050,000		1,209,863
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	5.00	7/1/21	1,000,000		1,155,330
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	6.25	7/1/37	5,000,000		5,625,400
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000		5,098,100
New Jersey Educational
Facilities Authority, Revenue
(Stevens Institute of
Technology Issue)	5.00	7/1/34	7,655,000		7,537,572
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	7,910,000		8,222,050
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue)	5.00	7/1/22	2,165,000		2,491,720
New Jersey Educational
Facilities Authority, Revenue
(The William Paterson
University of New Jersey
Issue) (Insured; Assured
Guaranty Corp.)	5.00	7/1/38	3,745,000		3,858,399

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Environmental
Infrastructure Trust, Environmental
Infrastructure Bonds	5.00	9/1/18	5,200,000		6,110,364
New Jersey Environmental
Infrastructure Trust, Environmental
Infrastructure Bonds	5.00	9/1/22	3,550,000		4,219,708
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation Issue)	5.00	7/1/27	5,400,000		5,626,692
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center Issue)	5.00	7/1/22	3,975,000		4,260,723
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.63	7/1/32	3,000,000		3,159,900
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)
(Prerefunded)	5.75	7/1/13	3,000,000	[b]	3,001,350
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/19	550,000		662,354
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue)	5.00	1/1/28	2,780,000		2,887,058
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured; Assured
Guaranty Corp.)	5.25	1/1/36	2,900,000		3,007,590
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center Issue)	5.00	7/1/15	3,410,000		3,613,509

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Kennedy Health System
Obligated Group Issue)	5.00	7/1/31	1,525,000		1,589,553
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/23	2,500,000		2,763,200
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/26	1,000,000		1,063,740
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured
Guaranty Corp.)	5.00	7/1/38	4,915,000		5,005,338
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.00	7/1/31	4,950,000		5,163,444
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	2,280,000	[a]	1,688,294
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (Insured;
Assured Guaranty Corp.)	5.50	7/1/38	5,000,000		5,200,600
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	13,595,000		14,002,578
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/25	990,000		1,042,470

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/26	2,300,000		2,406,996
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	5.88	6/1/21	2,905,000		3,170,197
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000		7,974,532
New Jersey Housing and
Mortgage Finance Agency,
Multi-Family Revenue	4.95	5/1/41	7,000,000		7,056,350
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.20	10/1/25	5,740,000		6,136,462
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	3,445,000		3,723,769
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	745,000		808,735
New Jersey Institute of
Technology, GO	5.00	7/1/32	1,000,000		1,065,660
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	12/15/23	7,000,000		8,288,140
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	6/15/31	2,500,000		2,719,775
New Jersey Transportation
Trust Fund Authority
(Transportation System)	6.00	12/15/38	6,565,000		7,476,747
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/24	1,000,000	[a]	597,830
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	8,000,000		8,615,840
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.00	6/15/15	4,000,000	[b]	4,347,920
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	6.00	12/15/18	3,435,000	[b]	4,233,328

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	35,000		39,631
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	95,000		101,464
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/23	5,000,000		5,754,950
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/35	3,000,000		3,128,760
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	5,420,000		5,732,734
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.50	1/1/16	535,000		571,401
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.50	1/1/16	165,000		188,732
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	1/1/27	3,000,000		3,437,460
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	1,210,000		1,384,034
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	2,310,000		2,615,613
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	0.12	1/1/30	5,500,000	[c]	5,005,000
Newark,
General Improvement GO	5.00	7/15/17	3,000,000		3,397,170
North Hudson Sewerage Authority,
Gross Revenue Senior Lien
Lease Certificates (Master
Lease Agreement)	5.00	6/1/42	10,320,000		10,680,168
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/19	1,520,000		1,749,170

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Ocean County,
GO	5.00	8/1/16	1,235,000		1,388,486
Port Authority of New York and
New Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000		3,396,180
Port Authority of New York and
New Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/18	11,235,000		12,072,120
Port Authority of New York and
New Jersey (Consolidated Bonds,
167th Series)	5.00	9/15/24	3,675,000		4,058,633
Port Authority of New York and
New Jersey (Consolidated Bonds,
167th Series)	5.50	9/15/26	7,600,000		8,537,384
Port Authority of New York and
New Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/15	5,000,000		5,327,400
Port Authority of New York and
New Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	5.00	12/1/20	2,500,000		2,741,550
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/30	7,550,000	[a]	3,320,716
Rutgers, The State University,
GO	5.00	5/1/39	3,450,000		3,587,862
Rutgers, The State University,
GO (Morgan Stanley Municipal Trust
Program Residual Series 3338)	5.00	5/1/43	8,000,000	[d,e]	8,431,920
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000		4,592,480
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured
Guaranty Corp.)	5.75	1/1/34	2,900,000		3,144,180

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured
Guaranty Corp.)	5.88	1/1/39	6,000,000	6,508,020
South Jersey Transportation
Authority, Transportation
System Revenue	5.00	11/1/23	4,250,000	4,805,262
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	2,800,000	2,243,696
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	7,000,000	5,617,010
University of Medicine and
Dentistry of New Jersey, GO
(Insured; AMBAC)	5.50	12/1/27	15,425,000	15,495,492
U.S. Related—10.8%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000	2,060,060
Guam Power Authority,
Revenue	5.50	10/1/30	2,250,000	2,386,418
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,022,900
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	6,000,000	5,755,320
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	1,240,000	1,058,166
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	5,000,000	4,945,400
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,445,000	9,967,768
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	760,000	670,297
Puerto Rico Infrastructure
Financing Authority,
Special Tax Revenue
(Insured; AMBAC)	5.50	7/1/27	4,715,000	4,528,192

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000		2,073,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.75	8/1/37	2,990,000		3,057,544
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,230,000		2,331,866
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	9,000,000		9,361,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; Berkshire Hathaway
Assurance Corporation)	0.00	8/1/54	21,100,000	[a]	2,084,258
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/43	18,000,000	[a]	2,960,460
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	5,000,000		5,389,550
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Notes)	5.00	10/1/25	2,000,000		2,136,760
Total Long-Term Municipal Investments
(cost $545,895,683)					571,839,869

	Principal
Short-Term Investment—.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.10%, 7/25/13
(cost $29,998)	30,000	30,000
Total Investments (cost $545,925,681)	100.2%	571,869,869
Liabilities, Less Cash and Receivables	(.2%)	(1,356,855)
Net Assets	100.0%	570,513,014

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate security—interest rate subject to periodic change.
d Collateral for floating rate borrowings.
e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2013, this security was valued at $8,431,920 or 1.5% of net assets.

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	8.0
AA		Aa		AA	26.3
A		A		A	47.7
BBB		Baa		BBB	13.4
BB		Ba		BB	.2
B		B		B	2.3
Not Rated[f]		Not Rated[f]		Not Rated[f]	2.1
					100.0

† Based on total investments.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	545,925,681	571,869,869
Cash		1,352,631
Interest receivable		8,667,516
Receivable for shares of Common Stock subscribed		9,995
Prepaid expenses		210,574
		582,110,585
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		391,229
Payable for investment securities purchased		6,858,735
Payable for floating rate notes issued—Note 4		4,000,000
Payable for shares of Common Stock redeemed		274,775
Accrued expenses		72,832
		11,597,571
Net Assets ($)		570,513,014
Composition of Net Assets ($):
Paid-in capital		552,829,681
Accumulated undistributed investment income—net		224,206
Accumulated net realized gain (loss) on investments		(8,485,061)
Accumulated net unrealized appreciation
(depreciation) on investments		25,944,188
Net Assets ($)		570,513,014

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	426,994,753	9,586,467	4,356,357	129,575,437
Shares Outstanding	33,405,288	750,704	340,737	10,135,038
Net Asset Value Per Share ($)	12.78	12.77	12.79	12.78

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Interest Income	12,795,321
Expenses:
Management fee—Note 3(a)	1,804,300
Shareholder servicing costs—Note 3(c)	661,093
Professional fees	44,565
Distribution fees—Note 3(b)	39,740
Directors’ fees and expenses—Note 3(d)	30,513
Prospectus and shareholders’ reports	29,182
Registration fees	26,995
Custodian fees—Note 3(c)	25,270
Loan commitment fees—Note 2	2,330
Miscellaneous	24,075
Total Expenses	2,688,063
Less—reduction in expenses due to undertaking—Note 3(a)	(200,876)
Less—reduction in fees due to earnings credits—Note 3(c)	(411)
Net Expenses	2,486,776
Investment Income—Net	10,308,545
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	564,311
Net realized gain (loss) on swap transactions	45,000
Net Realized Gain (Loss)	609,311
Net unrealized appreciation (depreciation) on investments	(29,073,901)
Net unrealized appreciation (depreciation) on swap transactions	(6,932)
Net Unrealized Appreciation (Depreciation)	(29,080,833)
Net Realized and Unrealized Gain (Loss) on Investments	(28,471,522)
Net (Decrease) in Net Assets Resulting from Operations	(18,162,977)

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012[a]
Operations ($):
Investment income—net	10,308,545	22,581,708
Net realized gain (loss) on investments	609,311	1,919,276
Net unrealized appreciation
(depreciation) on investments	(29,080,833)	16,276,565
Net Increase (Decrease) in Net Assets
Resulting from Operations	(18,162,977)	40,777,549
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(7,489,514)	(16,714,197)
Class B Shares	—	(412)
Class C Shares	(137,305)	(284,662)
Class I Shares	(80,905)	(133,127)
Class Z Shares	(2,376,615)	(5,222,345)
Net realized gain on investments:
Class A Shares	(192,927)	—
Class C Shares	(4,657)	—
Class I Shares	(1,962)	—
Class Z Shares	(59,327)	—
Total Dividends	(10,343,212)	(22,354,743)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	13,688,052	35,392,609
Class B Shares	—	138
Class C Shares	1,304,072	2,580,263
Class I Shares	961,906	3,229,352
Class Z Shares	3,020,959	6,384,263

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012[a]
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A Shares	5,910,200	12,523,211
Class B Shares	—	262
Class C Shares	77,218	153,502
Class I Shares	60,464	92,334
Class Z Shares	1,982,807	4,237,919
Cost of shares redeemed:
Class A Shares	(28,881,470)	(47,960,219)
Class B Shares	—	(217, 906)
Class C Shares	(1,711,302)	(1,653,583)
Class I Shares	(974,442)	(1,472,678)
Class Z Shares	(8,300,757)	(13,101,340)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(12,862,293)	188,217
Total Increase (Decrease) in Net Assets	(41,368,482)	18,610,933
Net Assets ($):
Beginning of Period	611,881,496	593,270,563
End of Period	570,513,014	611,881,496
Undistributed investment income—net	224,206	—

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012[a]
Capital Share Transactions:
Class Ab,c
Shares sold	1,020,272	2,647,586
Shares issued for dividends reinvested	444,133	935,333
Shares redeemed	(2,170,680)	(3,583,544)
Net Increase (Decrease) in Shares Outstanding	(706,275)	(625)
Class Bc
Shares sold	—	10
Shares issued for dividends reinvested	—	20
Shares redeemed	—	(16,545)
Net Increase (Decrease) in Shares Outstanding	—	(16,515)
Class Cb
Shares sold	97,311	193,235
Shares issued for dividends reinvested	5,809	11,469
Shares redeemed	(128,612)	(123,510)
Net Increase (Decrease) in Shares Outstanding	(25,492)	81,194
Class I
Shares sold	71,535	242,671
Shares issued for dividends reinvested	4,545	6,882
Shares redeemed	(72,702)	(110,898)
Net Increase (Decrease) in Shares Outstanding	3,378	138,655
Class Z
Shares sold	225,240	477,197
Shares issued for dividends reinvested	149,011	316,519
Shares redeemed	(623,307)	(978,508)
Net Increase (Decrease) in Shares Outstanding	(249,056)	(184,792)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended June 30, 2013, 73,889 Class C shares representing $993,345 were exchanged for
73,910 Class A shares.
c During the period ended December 31, 2012, 1,079 Class B shares representing $14,086 were automatically converted to 1,078 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013			Year Ended December 31,
Class A Shares	(Unaudited)	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	13.42	13.01	12.25	12.70	11.67	12.79
Investment Operations:
Investment income—net[a]	.23	.49	.53	.54	.55	.55
Net realized and unrealized
gain (loss) on investments	(.64)	.41	.75	(.46)	1.02	(1.12)
Total from Investment Operations	(.41)	.90	1.28	.08	1.57	(.57)
Distributions:
Dividends from
investment income—net	(.22)	(.49)	(.52)	(.53)	(.54)	(.55)
Dividends from net realized
gain on investments	(.01)	—	—	—	—	—
Total Distributions	(.23)	(.49)	(.52)	(.53)	(.54)	(.55)
Net asset value, end of period	12.78	13.42	13.01	12.25	12.70	11.67
Total Return (%)[b]	(3.14)[c]	6.96	10.72	.56	13.65	(4.61)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93 [d]	.96	.96	.95	.96	1.00
Ratio of net expenses
to average net assets	.85 [d]	.85	.85	.85	.85	.90
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	—	—	—	.05
Ratio of net investment income
to average net assets	3.42 [d]	3.68	4.23	4.22	4.40	4.45
Portfolio Turnover Rate	6.59 [c]	12.10	9.58	18.88	17.17	50.33
Net Assets, end of period
($ x 1,000)	426,995	457,618	443,882	435,549	458,014	403,333

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013			Year Ended December 31,
Class C Shares	(Unaudited)	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	13.40	13.00	12.24	12.68	11.66	12.78
Investment Operations:
Investment income—net[a]	.18	.39	.43	.45	.45	.45
Net realized and unrealized
gain (loss) on investments	(.63)	.40	.76	(.45)	1.02	(1.12)
Total from Investment Operations	(.45)	.79	1.19	—	1.47	(.67)
Distributions:
Dividends from
investment income—net	(.17)	(.39)	(.43)	(.44)	(.45)	(.45)
Dividends from net realized
gain on investments	(.01)	—	—	—	—	—
Total Distributions	(.18)	(.39)	(.43)	(.44)	(.45)	(.45)
Net asset value, end of period	12.77	13.40	13.00	12.24	12.68	11.66
Total Return (%)[b]	(3.42)[c]	6.09	9.90	(.13)	12.71	(5.34)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71 [d]	1.74	1.73	1.72	1.72	1.77
Ratio of net expenses
to average net assets	1.60 [d]	1.60	1.60	1.60	1.60	1.64
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	—	—	—	.05
Ratio of net investment income
to average net assets	2.67 [d]	2.92	3.48	3.45	3.61	3.69
Portfolio Turnover Rate	6.59 [c]	12.10	9.58	18.88	17.17	50.33
Net Assets, end of period
($ x 1,000)	9,586	10,403	9,035	9,080	9,008	4,714

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2013			Year Ended December 31,
Class I Shares	(Unaudited)	2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	13.42	13.02	12.25	12.70	11.66	11.28
Investment Operations:
Investment income—net[b]	.24	.50	.54	.57	.56	.03
Net realized and unrealized
gain (loss) on investments	(.63)	.41	.77	(.47)	1.04	.38
Total from Investment Operations	(.39)	.91	1.31	.10	1.60	.41
Distributions:
Dividends from
investment income—net	(.23)	(.51)	(.54)	(.55)	(.56)	(.03)
Dividends from net realized
gain on investments	(.01)	—	—	—	—	—
Total Distributions	(.24)	(.51)	(.54)	(.55)	(.56)	(.03)
Net asset value, end of period	12.79	13.42	13.02	12.25	12.70	11.66
Total Return (%)	(3.03)[c]	7.04	10.97	.70	13.91	3.61	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70 [d]	.74	.76	.72	.78	.76	[d]
Ratio of net expenses
to average net assets	.63 [d]	.70	.70	.70	.70	.70	[d]
Ratio of net investment income
to average net assets	3.58 [d]	3.82	4.36	4.34	4.55	5.03	[d]
Portfolio Turnover Rate	6.59 [c]	12.10	9.58	18.88	17.17	50.33
Net Assets, end of period
($ x 1,000)	4,356	4,527	2,586	2,252	958	10

a	From December 15, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013			Year Ended December 31,
Class Z Shares	(Unaudited)	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	13.42	13.01	12.25	12.70	11.67	12.79
Investment Operations:
Investment income—net[a]	.23	.50	.54	.55	.56	.56
Net realized and unrealized
gain (loss) on investments	(.63)	.41	.75	(.46)	1.02	(1.12)
Total from Investment Operations	(.40)	.91	1.29	.09	1.58	(.56)
Distributions:
Dividends from
investment income—net	(.23)	(.50)	(.53)	(.54)	(.55)	(.56)
Dividends from net realized
gain on investments	(.01)	—	—	—	—	—
Total Distributions	(.24)	(.50)	(.53)	(.54)	(.55)	(.56)
Net asset value, end of period	12.78	13.42	13.01	12.25	12.70	11.67
Total Return (%)	(3.07)[b]	7.04	10.80	.65	13.72	(4.56)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73 [c]	.78	.78	.77	.79	.85
Ratio of net expenses
to average net assets	.70 [c]	.78	.78	.77	.78	.85
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	—	—	—	.05
Ratio of net investment income
to average net assets	3.51 [c]	3.75	4.30	4.31	4.47	4.50
Portfolio Turnover Rate	6.59 [b]	12.10	9.58	18.88	17.17	50.33
Net Assets, end of period
($ x 1,000)	129,575	139,334	137,552	135,981	148,768	140,950

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 675 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (350 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized) and Class Z (25 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

On June 18, 2013, the fund’s Board of Directors (the” Board”) authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. Effective July 1, 2013, Class Y shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.The Board approved an increase in the authorized shares of the fund from 675 million to 825 million and authorized 150 million Class Y shares.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	571,839,869	—	571,839,869
U.S. Treasury	—	30,000	—	30,000
Liabilities ($)
Floating Rate Notes†	—	(4,000,000)	—	(4,000,000)

†	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies or municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gains sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $9,794,302 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, $97,441 of the carryover expires in fiscal year 2014, $822,282 expires in fiscal year 2015, $1,125,950 expires in fiscal year 2016 and $6,969,933 expires in fiscal year 2017.The fund has $778,696 of post enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: tax-exempt income $22,354,743. The tax character of current year distributions will be determined at the end of the current year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, until July 1, 2014, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $200,876 during the period ended June 30, 2013.

During the period ended June 30, 2013, the Distributor retained $2,422 from commissions earned on sales of the fund’s Class A shares and $300 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2013, Class C shares were charged $39,740, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2013, Class A and Class C shares were charged $561,435 and $13,247, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2013, Class Z shares were charged $27,482 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $78,162 for transfer agency services and $2,876 for cash management services. Cash management fees were partially offset by earnings credits of $409. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $25,270 pursuant to the custody agreement.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended June 30, 2013, the fund was charged $1,620 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $287,566, Distribution Plan fees $6,119, Shareholder Services Plan fees $97,744, custodian fees $12,832, Chief Compliance Officer fees $4,630 and transfer agency fees $25,885, which are offset against an expense reimbursement currently in effect in the amount of $43,547.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and swap transactions, during the period ended June 30, 2013, amounted to $40,829,739 and $39,147,127, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-

exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

Swap Transactions:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or losses on the termination date. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. For financial reporting purposes, forward rate agreements are classified as interest rate swaps.At June 30, 2013, there were no interest rate swap agreements outstanding.

The following summarizes the average notional value of swap agreements outstanding during the period ended June 30, 2013:

Average Notional Value ($)
Interest rate swap agreements	20,000,000

At June 30, 2013, accumulated net unrealized appreciation on investments was $25,944,188, consisting of $30,236,386 gross unrealized appreciation and $4,292,198 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the two-year period when the fund’s performance was at the Performance Group and Performance Universe medians.The Board also noted that the fund’s yield performance was at or above the Performance Group median for six of the ten one-year periods and at or above the Performance Universe median for nine of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expense ratio was above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, with respect to Class A and Class I shares, Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2104, so that annual direct fund operating expenses of Class A and Class C shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .60% of the value of the fund’s average daily net assets. Dreyfus representatives also noted that, with respect to Class I shares, Dreyfus currently is limiting the fund’s operating expenses or assuming all or a part of the expenses of the fund so that the direct expenses of Class I shares do not exceed .70% and noted that this expense limitation is voluntary, not contractual, and may be terminated at any time.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangements and their effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The

Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund;

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)